Consolidated Statement of Changes in Shareholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Jun. 30, 2019	$ 5,000	$ 227,225		$ (314,514)	$ (82,264)
Beginning balance, shares at Jun. 30, 2019	5,000,000	227,250,000
Net loss for the year
Ending balance at Jun. 30, 2020	$ 5,000	$ 227,225		(314,514)	(82,264)
Ending balance, shares at Jun. 30, 2020	5,000,000	227,250,000
Net loss for the year
Ending balance at Sep. 30, 2020	$ 5,000	$ 227,225		(314,514)	(82,264)
Ending balance, shares at Sep. 30, 2020	5,000,000	227,250,000
Beginning balance at Jun. 30, 2020	$ 5,000	$ 227,225		(314,514)	(82,264)
Beginning balance, shares at Jun. 30, 2020	5,000,000	227,250,000
Net loss for the year				(6,866)	(6,866)
Ending balance at Jun. 30, 2021	$ 5,000	$ 227,250		(321,380)	(89,130)
Ending balance, shares at Jun. 30, 2021	5,000,000	227,250,000
Issuance of preferred shares to officer for advances made to Company and for services rendered	$ 300		100,000		100,300
Issuance of preferred shares to officer for advances made to Company and for services rendered, shares	300,000
Net loss for the year				(130,474)	(130,474)
Ending balance at Sep. 30, 2021	$ 5,300	$ 227,250	$ 100,000	$ (451,854)	$ (119,304)
Ending balance, shares at Sep. 30, 2021	5,300,000	227,250,000